Income Taxes Disclosures: Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Book loss for the year	$ 3,859,697	$ 8,922,022
Tax loss for the year	$ (1,363,707)	$ (6,550,600)
Estimated effective tax rate	35.00%	35.00%
Deferred tax assets	$ 477,297	$ 2,292,710
Adjustment for Amortization
Allowable credits	33,638	37,376
Adjustment for Impairment Charges
Allowable credits	1,212,763	739,801
Adjustment for Compensation
Allowable credits	$ 1,249,590	$ 1,594,245